Share Based Compensation Expenses (Details) - Schedule of Estimated Fair Value of Each Option Grant - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Estimated Fair Value of Each Option Grant [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10 years	10 years	10 years
Fair value of the underlying shares on the date of option grants (US$) (in Dollars per share)	$ 0.39	$ 3.77	$ 2.56
Minimum [Member]
Schedule of Estimated Fair Value of Each Option Grant [Line Items]
Expected volatility	81.85%	46.00%	44.04%
Risk-free interest rate (per annum)	3.84%	3.15%	1.48%
Fair value of the underlying shares on the date of option grants (US$) (in Dollars per share)	$ 0.53	$ 3.8	$ 3.08
Maximum [Member]
Schedule of Estimated Fair Value of Each Option Grant [Line Items]
Expected volatility	83.12%	48.00%	45.32%
Risk-free interest rate (per annum)	4.27%	3.80%	2.39%
Fair value of the underlying shares on the date of option grants (US$) (in Dollars per share)	$ 1.2	$ 3.93	$ 3.87